Distribution Date:	05/16/25	CSAIL 2017-CX9 Commercial Mortgage Trust
Determination Date:	05/12/25
Next Distribution Date:	06/17/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2017-CX9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5-7
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Exchangeable Certificate Factor Detail	8
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Additional Information	9	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	10		General	(305) 229-6465
Bond / Collateral Reconciliation - Balances	11		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	12-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	17
			Attention: CSAIL 2017-CX9 Transaction Manager		notices@pentalphasurveillance.com
Mortgage Loan Detail (Part 2)	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	21				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
Specially Serviced Loan Detail - Part 2	24
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12595FAA0	2.024800%	21,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12595FAB8	3.053800%	233,274,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12595FAF9	3.256300%	14,861,000.00	5,834,611.89	256,660.23	15,832.71	0.00	0.00	272,492.94	5,577,951.66	52.07%	30.00%
A-3	12595FAC6	3.356600%	97,756,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12595FAD4	3.175500%	93,339,000.00	91,577,841.21	0.00	242,337.86	0.00	0.00	242,337.86	91,577,841.21	52.07%	30.00%
A-5	12595FAE2	3.445600%	140,010,000.00	140,010,000.00	0.00	402,015.38	0.00	0.00	402,015.38	140,010,000.00	52.07%	30.00%
A-S	12595FAJ1	3.699800%	101,992,000.00	101,992,000.00	0.00	314,458.33	0.00	0.00	314,458.33	101,992,000.00	31.46%	18.13%
B	12595FAK8	3.846912%	42,943,000.00	42,943,000.00	0.00	137,664.95	0.00	0.00	137,664.95	42,943,000.00	22.78%	13.13%
C	12595FAL6	4.036912%	30,061,000.00	30,061,000.00	0.00	101,128.01	0.00	0.00	101,128.01	30,061,000.00	16.71%	9.63%
D	12595FAP7	4.036912%	31,134,000.00	31,134,000.00	0.00	104,737.68	0.00	0.00	104,737.68	31,134,000.00	10.41%	6.00%
E	12595FAR3	3.243000%	18,252,000.00	18,252,000.00	0.00	49,326.03	0.00	0.00	49,326.03	18,252,000.00	6.73%	3.88%
F	12595FAT9	4.036912%	8,588,000.00	8,588,000.00	0.00	28,890.83	0.00	0.00	28,890.83	8,588,000.00	4.99%	2.88%
NR*	12595FAV4	4.036912%	24,693,503.00	24,693,503.00	0.00	60,720.83	0.00	0.00	60,720.83	24,693,503.00	0.00%	0.00%
Z	12595FAX0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12595FAZ5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			858,876,503.00	495,085,956.10	256,660.23	1,457,112.61	0.00	0.00	1,713,772.84	494,829,295.87

X-A	12595FAG7	0.591056%	703,205,000.00	339,414,453.10	0.00	167,177.59	0.00	0.00	167,177.59	339,157,792.87
X-B	12595FAH5	0.111763%	73,004,000.00	73,004,000.00	0.00	6,799.31	0.00	0.00	6,799.31	73,004,000.00
X-E	12595FAM4	0.793912%	18,252,000.00	18,252,000.00	0.00	12,075.40	0.00	0.00	12,075.40	18,252,000.00
Notional SubTotal			794,461,000.00	430,670,453.10	0.00	186,052.30	0.00	0.00	186,052.30	430,413,792.87

Deal Distribution Total					256,660.23	1,643,164.91	0.00	0.00	1,899,825.14

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12595FAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12595FAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12595FAF9	392.61233362	17.27072404	1.06538658	0.00000000	0.00000000	0.00000000	0.00000000	18.33611063	375.34160958
A-3	12595FAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12595FAD4	981.13158712	0.00000000	2.59631944	0.00000000	0.00000000	0.00000000	0.00000000	2.59631944	981.13158712
A-5	12595FAE2	1,000.00000000	0.00000000	2.87133333	0.00000000	0.00000000	0.00000000	0.00000000	2.87133333	1,000.00000000
A-S	12595FAJ1	1,000.00000000	0.00000000	3.08316662	0.00000000	0.00000000	0.00000000	0.00000000	3.08316662	1,000.00000000
B	12595FAK8	1,000.00000000	0.00000000	3.20575996	0.00000000	0.00000000	0.00000000	0.00000000	3.20575996	1,000.00000000
C	12595FAL6	1,000.00000000	0.00000000	3.36409334	0.00000000	0.00000000	0.00000000	0.00000000	3.36409334	1,000.00000000
D	12595FAP7	1,000.00000000	0.00000000	3.36409327	0.00000000	0.00000000	0.00000000	0.00000000	3.36409327	1,000.00000000
E	12595FAR3	1,000.00000000	0.00000000	2.70250000	0.00000000	0.00000000	0.00000000	0.00000000	2.70250000	1,000.00000000
F	12595FAT9	1,000.00000000	0.00000000	3.36409292	0.00000000	0.00000000	0.00000000	0.00000000	3.36409292	1,000.00000000
NR	12595FAV4	1,000.00000000	0.00000000	2.45898000	0.90511338	41.45919678	0.00000000	0.00000000	2.45898000	1,000.00000000
Z	12595FAX0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12595FAZ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12595FAG7	482.66786087	0.00000000	0.23773663	0.00000000	0.00000000	0.00000000	0.00000000	0.23773663	482.30287451
X-B	12595FAH5	1,000.00000000	0.00000000	0.09313613	0.00000000	0.00000000	0.00000000	0.00000000	0.09313613	1,000.00000000
X-E	12595FAM4	1,000.00000000	0.00000000	0.66159325	0.00000000	0.00000000	0.00000000	0.00000000	0.66159325	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	04/01/25 - 04/30/25	30	0.00	15,832.71	0.00	15,832.71	0.00	0.00	0.00	15,832.71	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	04/01/25 - 04/30/25	30	0.00	242,337.86	0.00	242,337.86	0.00	0.00	0.00	242,337.86	0.00
A-5	04/01/25 - 04/30/25	30	0.00	402,015.38	0.00	402,015.38	0.00	0.00	0.00	402,015.38	0.00
X-A	04/01/25 - 04/30/25	30	0.00	167,177.59	0.00	167,177.59	0.00	0.00	0.00	167,177.59	0.00
X-B	04/01/25 - 04/30/25	30	0.00	6,799.31	0.00	6,799.31	0.00	0.00	0.00	6,799.31	0.00
X-E	04/01/25 - 04/30/25	30	0.00	12,075.40	0.00	12,075.40	0.00	0.00	0.00	12,075.40	0.00
A-S	04/01/25 - 04/30/25	30	0.00	314,458.33	0.00	314,458.33	0.00	0.00	0.00	314,458.33	0.00
B	04/01/25 - 04/30/25	30	0.00	137,664.95	0.00	137,664.95	0.00	0.00	0.00	137,664.95	0.00
C	04/01/25 - 04/30/25	30	0.00	101,128.01	0.00	101,128.01	0.00	0.00	0.00	101,128.01	0.00
D	04/01/25 - 04/30/25	30	0.00	104,737.68	0.00	104,737.68	0.00	0.00	0.00	104,737.68	0.00
E	04/01/25 - 04/30/25	30	0.00	49,326.03	0.00	49,326.03	0.00	0.00	0.00	49,326.03	0.00
F	04/01/25 - 04/30/25	30	0.00	28,890.83	0.00	28,890.83	0.00	0.00	0.00	28,890.83	0.00
NR	04/01/25 - 04/30/25	30	998,064.80	83,071.25	0.00	83,071.25	22,350.42	0.00	0.00	60,720.83	1,023,772.80
Totals			998,064.80	1,665,515.33	0.00	1,665,515.33	22,350.42	0.00	0.00	1,643,164.91	1,023,772.80

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-1 (Cert)	12595FAA0	N/A	21,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1 (Exch)	N/A	N/A	21,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Cert)	12595FAB8	N/A	233,274,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Exch)	N/A	N/A	233,274,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB (Cert)	12595FAF9	3.256300%	14,861,000.00	5,834,611.89	256,660.23	15,832.71	0.00	0.00	272,492.94	5,577,951.66
A-SB (Exch)	N/A	N/A	14,861,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Cert)	12595FAC6	N/A	97,756,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Exch)	N/A	N/A	97,756,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Cert)	12595FAD4	3.175500%	93,339,000.00	91,577,841.21	0.00	242,337.86	0.00	0.00	242,337.86	91,577,841.21
A-4 (Exch)	N/A	N/A	93,339,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (Cert)	12595FAE2	3.445600%	140,010,000.00	140,010,000.00	0.00	402,015.38	0.00	0.00	402,015.38	140,010,000.00
A-5 (Exch)	N/A	N/A	140,010,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A (Cert)	12595FAG7	0.591056%	703,205,000.00	339,414,453.10	0.00	167,177.59	0.00	0.00	167,177.59	339,157,792.87
X-A (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B (Cert)	12595FAH5	0.111763%	73,004,000.00	73,004,000.00	0.00	6,799.31	0.00	0.00	6,799.31	73,004,000.00
X-B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E (Cert)	12595FAM4	0.793912%	18,252,000.00	18,252,000.00	0.00	12,075.40	0.00	0.00	12,075.40	18,252,000.00
X-E (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Cert)	12595FAJ1	3.699800%	101,992,000.00	101,992,000.00	0.00	314,458.33	0.00	0.00	314,458.33	101,992,000.00
A-S (Exch)	N/A	N/A	101,992,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12595FAK8	3.846912%	42,943,000.00	42,943,000.00	0.00	137,664.95	0.00	0.00	137,664.95	42,943,000.00
B (Exch)	N/A	N/A	42,943,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12595FAL6	4.036912%	30,061,000.00	30,061,000.00	0.00	101,128.01	0.00	0.00	101,128.01	30,061,000.00
C (Exch)	N/A	N/A	30,061,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D (Cert)	12595FAP7	4.036912%	31,134,000.00	31,134,000.00	0.00	104,737.68	0.00	0.00	104,737.68	31,134,000.00
D (Exch)	N/A	N/A	31,134,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E (Cert)	12595FAR3	3.243000%	18,252,000.00	18,252,000.00	0.00	49,326.03	0.00	0.00	49,326.03	18,252,000.00
E (Exch)	N/A	N/A	18,252,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F (Cert)	12595FAT9	4.036912%	8,588,000.00	8,588,000.00	0.00	28,890.83	0.00	0.00	28,890.83	8,588,000.00
F (Exch)	N/A	N/A	8,588,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
NR (Cert)	12595FAV4	4.036912%	24,693,503.00	24,693,503.00	0.00	60,720.83	0.00	0.00	60,720.83	24,693,503.00
NR (Exch)	N/A	N/A	24,693,503.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Z (Cert)	12595FAX0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
Z (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			2,512,214,006.00	925,756,409.20	256,660.23	1,643,164.91	0.00	0.00	1,899,825.14	925,243,088.74
								Exchangeable Certificate Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A	12595FBB7	N/A	703,205,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	12595FBC5	N/A	73,004,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	12595FBD3	N/A	31,134,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	12595FBF8	N/A	18,252,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F	12595FBH4	N/A	33,281,503.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-Z	12595FBK7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-A	12595FBM3	N/A	858,876,503.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-Z	12595FBP6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1,717,753,006.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V1-A	12595FBB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-B	12595FBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-D	12595FBD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-E	12595FBF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-F	12595FBH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-Z	12595FBK7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2-A	12595FBM3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2-Z	12595FBP6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 8 of 29

	Additional Information
Total Available Distribution Amount (1)	1,899,825.14
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 9 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,671,779.38	Master Servicing Fee	2,006.61
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,259.32
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	206.29
ARD Interest	0.00	Operating Advisor Fee	684.55
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	107.27
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,671,779.38	Total Fees	6,264.03

Principal		Expenses/Reimbursements
Scheduled Principal	256,660.23	Reimbursement for Interest on Advances	3,851.92
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,804.85
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,693.65
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	256,660.23	Total Expenses/Reimbursements	22,350.42

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,643,164.91
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	256,660.23
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,899,825.14
Total Funds Collected	1,928,439.61	Total Funds Distributed	1,928,439.59

© 2021 Computershare. All rights reserved. Confidential.			Page 10 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	495,085,957.04	495,085,957.04	Beginning Certificate Balance	495,085,956.10
(-) Scheduled Principal Collections	256,660.23	256,660.23	(-) Principal Distributions	256,660.23
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	494,829,296.81	494,829,296.81	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	495,085,957.04	495,085,957.04	Ending Certificate Balance	494,829,295.87
Ending Actual Collateral Balance	494,829,296.81	494,829,296.81

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.94)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.94)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.04%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 11 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	48,793,039.91	9.86%	26	4.3551	NAP	Defeased	4	48,793,039.91	9.86%	26	4.3551	NAP
9,999,999 or less	5	20,947,567.76	4.23%	27	4.7878	1.792171	1.4999 or less	9	279,913,288.86	56.57%	16	4.1230	1.227233
10,000,000 to 14,999,999	1	11,207,271.75	2.26%	21	4.1853	1.230000	1.5000 to 1.7499	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 19,999,999	2	32,387,587.93	6.55%	22	5.0993	1.785427	1.7500 to 1.9999	5	76,438,733.88	15.45%	27	4.0516	1.927768
20,000,000 to 34,999,999	2	58,130,552.52	11.75%	27	4.3694	1.547673	2.0000 to 2.9999	1	17,211,635.53	3.48%	22	4.9400	2.090000
35,000,000 to 49,999,999	5	201,863,276.94	40.79%	14	3.9921	1.309598	3.0000 or greater	2	72,472,598.63	14.65%	26	3.3614	13.334857
50,000,000 or greater	2	121,500,000.00	24.55%	26	3.4586	8.475556	Totals	21	494,829,296.81	100.00%	21	4.0517	3.361700
Totals	21	494,829,296.81	100.00%	21	4.0517	3.361700
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	48,793,039.91	9.86%	26	4.3551	NAP
							Defeased	4	48,793,039.91	9.86%	26	4.3551	NAP
Alabama	1	1,491,705.72	0.30%	21	4.1853	1.230000
							Industrial	1	4,972,598.63	1.00%	28	4.3300	3.220000
California	2	61,255,552.52	12.38%	28	3.8875	1.578932
							Lodging	2	48,411,235.25	9.78%	(22)	4.2084	1.103513
Illinois	3	45,740,005.77	9.24%	(26)	4.1468	1.220066
							Mixed Use	1	32,875,000.00	6.64%	27	4.3920	1.930000
Indiana	1	1,823,728.11	0.37%	28	4.8670	1.920000
							Office	9	315,750,864.87	63.81%	25	3.8938	4.137330
New Jersey	2	80,863,276.94	16.34%	24	4.4767	1.091468
							Retail	8	44,026,558.15	8.90%	25	4.3906	1.226775
New York	2	99,000,000.00	20.01%	25	3.5526	1.410909
							Totals	25	494,829,296.81	100.00%	21	4.0517	3.361700
North Carolina	2	17,211,635.53	3.48%	22	4.9400	2.090000

Oklahoma	1	1,741,622.17	0.35%	21	4.1853	1.230000

Pennsylvania	2	20,148,551.03	4.07%	23	5.0455	1.879298

Tennessee	2	7,973,943.87	1.61%	21	4.1853	1.230000

Texas	1	8,411,235.25	1.70%	28	4.9900	0.930000

Washington	1	67,500,000.00	13.64%	26	3.2900	14.080000

Washington, DC	1	32,875,000.00	6.64%	27	4.3920	1.930000

Totals	25	494,829,296.81	100.00%	21	4.0517	3.361700

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	48,793,039.91	9.86%	26	4.3551	NAP	Defeased	4	48,793,039.91	9.86%	26	4.3551	NAP
	3.9999% or less	4	202,500,000.00	40.92%	26	3.4682	5.729778	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	6	159,310,422.90	32.20%	10	4.2442	1.393906	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	6	69,049,881.60	13.95%	26	4.8347	1.289819	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.4999%	1	15,175,952.40	3.07%	22	5.2800	1.440000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	17	446,036,256.90	90.14%	20	4.0186	3.347842
	Totals	21	494,829,296.81	100.00%	21	4.0517	3.361700	Totals	21	494,829,296.81	100.00%	21	4.0517	3.361700
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	48,793,039.91	9.86%	26	4.3551	NAP	Defeased	4	48,793,039.91	9.86%	26	4.3551	NAP
	60 months or less	17	446,036,256.90	90.14%	20	4.0186	3.347842	Interest Only	8	356,238,276.94	71.99%	19	3.8470	3.810900
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	9	89,797,979.96	18.15%	24	4.6990	1.510842
	Totals	21	494,829,296.81	100.00%	21	4.0517	3.361700	301 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	21	494,829,296.81	100.00%	21	4.0517	3.361700
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	48,793,039.91	9.86%	26	4.3551	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	15	370,172,979.96	74.81%	25	3.9457	3.825507
	13 months to 24 months	1	35,863,276.94	7.25%	27	4.7417	0.880000
	25 months or greater	1	40,000,000.00	8.08%	(33)	4.0441	1.140000
	Totals	21	494,829,296.81	100.00%	21	4.0517	3.361700
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 16 of 29

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	10174967	1	OF	Seattle	WA	Actual/360	3.290%	185,062.50	0.00	0.00	N/A	07/11/27	--	67,500,000.00	67,500,000.00	05/11/25
4	10180212	1	OF	New York	NY	Actual/360	3.669%	165,123.00	0.00	0.00	N/A	06/01/27	--	54,000,000.00	54,000,000.00	05/01/25
7	10180213	1	OF	New York	NY	Actual/360	3.413%	127,969.88	0.00	0.00	N/A	06/05/27	--	45,000,000.00	45,000,000.00	05/05/25
8	10180214	1	OF	Madison	NJ	Actual/360	4.266%	159,958.34	0.00	0.00	N/A	02/05/27	--	45,000,000.00	45,000,000.00	05/05/25
9	10180215	1	LO	Chicago	IL	Actual/360	4.044%	134,803.33	0.00	0.00	N/A	08/05/22	--	40,000,000.00	40,000,000.00	04/05/25
10	10180216	1	OF	San Francisco	CA	Actual/360	3.570%	107,100.00	0.00	0.00	N/A	09/05/27	--	36,000,000.00	36,000,000.00	05/05/25
11	10180217	1	OF	Warren	NJ	Actual/360	4.742%	141,709.91	0.00	0.00	N/A	08/09/27	--	35,863,276.94	35,863,276.94	12/09/24
12	10180218	1	MU	Washington	DC	Actual/360	4.392%	120,322.50	0.00	0.00	N/A	08/05/27	--	32,875,000.00	32,875,000.00	05/05/25
14	10180219	1	RT	Folsom	CA	Actual/360	4.340%	91,540.51	55,188.76	0.00	N/A	08/05/27	--	25,310,741.28	25,255,552.52	05/05/25
15	10180220	1	MF	Astoria	NY	Actual/360	3.720%	77,500.00	0.00	0.00	N/A	05/05/27	--	25,000,000.00	25,000,000.00	05/05/25
19	10169914	1	OF	Durham	NC	Actual/360	4.940%	71,001.25	35,630.88	0.00	N/A	03/06/27	--	17,247,266.41	17,211,635.53	05/06/25
20	10180223	1	OF	Fort Washington	PA	Actual/360	5.280%	66,888.23	25,917.37	0.00	N/A	03/06/27	--	15,201,869.77	15,175,952.40	05/06/25
21	10180224	1	MF	Pittsburgh	PA	Actual/360	4.750%	48,402.03	37,115.57	0.00	N/A	09/06/27	--	12,227,880.56	12,190,764.99	05/06/25
22	10167894	1	RT	Various	Various	Actual/360	4.185%	39,200.96	32,341.99	0.00	N/A	02/06/27	--	11,239,613.74	11,207,271.75	05/06/25
24	10180226	1	LO	Arlington	TX	Actual/360	4.990%	35,046.16	16,698.17	0.00	N/A	09/06/27	--	8,427,933.42	8,411,235.25	05/06/25
26	10177698	1	LO	Vero Beach	FL	Actual/360	4.850%	26,485.86	18,145.15	0.00	N/A	09/06/27	--	6,553,203.28	6,535,058.13	05/06/25
27	10180228	1	LO	Biloxi	MS	Actual/360	5.900%	24,980.83	13,630.42	0.00	N/A	09/05/27	--	5,080,847.21	5,067,216.79	05/05/25
28	10180229	1	IN	Aston	PA	Actual/360	4.330%	17,981.85	10,822.96	0.00	N/A	09/06/27	--	4,983,421.59	4,972,598.63	05/06/25
29	10180230	1	RT	Lincolnwood	IL	Actual/360	4.912%	13,185.77	4,618.02	0.00	N/A	09/05/27	--	3,221,278.60	3,216,660.58	05/05/25
30	10109093	1	RT	Bloomingdale	IL	Actual/360	4.800%	10,109.03	3,912.65	0.00	N/A	10/06/26	--	2,527,257.84	2,523,345.19	05/06/25
31	10180231	1	RT	Schereville	IN	Actual/360	4.867%	7,407.44	2,638.29	0.00	N/A	09/05/27	--	1,826,366.40	1,823,728.11	05/05/25
Totals								1,671,779.38	256,660.23	0.00				495,085,957.04	494,829,296.81
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1	55,448,590.70	64,444,730.28	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	76,147,766.76	71,549,766.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	20,488,848.06	15,237,036.09	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	8,128,758.03	8,433,520.14	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	21,909,262.10	19,262,786.52	04/01/19	03/31/20	03/11/25	0.00	0.00	134,636.66	134,636.66	0.00	0.00
10	1	4,008,324.32	4,899,866.78	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	5,821,731.87	3,985,850.85	01/01/23	09/30/23	--	0.00	0.00	141,226.95	288,009.47	0.00	0.00
12	1	2,607,685.73	2,955,671.67	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	2,332,084.14	2,086,503.68	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	0.00	0.00	--	--	02/11/22	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1	3,363,694.27	2,984,081.70	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	4,345,467.07	5,869,306.02	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1	1,512,545.72	1,269,443.07	01/01/24	12/31/24	07/11/19	0.00	0.00	0.00	0.00	0.00	0.00
24	1	871,110.84	707,799.00	01/01/24	12/31/24	07/12/21	0.00	0.00	0.00	0.00	0.00	0.00
26	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1	1,211,519.88	1,234,881.83	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	310,866.11	289,532.31	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	395,066.26	307,555.36	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	0.00	232,692.36	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		208,903,321.86	205,751,023.66				0.00	0.00	275,863.61	422,646.13	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/16/25	0	0.00	0	0.00	1	35,863,276.94	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.051737%	4.036555%	21
04/17/25	0	0.00	0	0.00	1	35,863,276.94	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.052493%	4.037310%	22
03/17/25	0	0.00	1	35,863,276.94	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.053377%	4.037967%	23
02/18/25	2	80,863,276.94	0	0.00	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.054170%	4.038986%	24
01/17/25	1	32,875,000.00	0	0.00	1	35,863,276.94	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.054890%	4.039706%	25
12/17/24	0	0.00	0	0.00	1	35,863,276.94	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.055658%	4.040473%	26
11/18/24	0	0.00	0	0.00	1	35,863,276.94	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.056392%	4.041207%	27
10/18/24	0	0.00	0	0.00	1	35,863,276.94	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.057152%	4.041966%	28
09/17/24	0	0.00	1	35,863,276.94	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.057878%	4.042692%	29
08/16/24	1	35,863,276.94	0	0.00	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.058578%	4.043391%	30
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	3.959642%	3.944320%	26
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	2	24,869,689.49	3.960300%	3.944978%	27
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	10180215	04/05/25	0	5	134,636.66	134,636.66	0.00	40,000,000.00	04/24/20	7			07/08/22
11	10180217	12/09/24	4	6	141,226.95	288,009.47	109,358.64	35,863,276.94	12/18/23	13
Totals					275,863.61	422,646.13	109,358.64	75,863,276.94
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		40,000,000	0		0	40,000,000
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		116,118,205	116,118,205		0	0
25 - 36 Months		338,711,092	302,847,815	35,863,277		0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	494,829,297	418,966,020	0	0	35,863,277	40,000,000
Apr-25	495,085,957	419,222,680	0	0	35,863,277	40,000,000
Mar-25	495,326,037	419,462,760	0	35,863,277	0	40,000,000
Feb-25	495,611,797	374,748,520	80,863,277	0	0	40,000,000
Jan-25	495,849,651	387,111,374	32,875,000	0	35,863,277	40,000,000
Dec-24	496,086,499	420,223,222	0	0	35,863,277	40,000,000
Nov-24	496,338,008	420,474,731	0	0	35,863,277	40,000,000
Oct-24	496,572,789	420,709,512	0	0	35,863,277	40,000,000
Sep-24	496,822,307	420,959,030	0	35,863,277	0	40,000,000
Aug-24	497,055,038	421,191,761	35,863,277	0	0	40,000,000
Jul-24	577,286,785	537,286,785	0	0	0	40,000,000
Jun-24	577,533,379	537,533,379	0	0	0	40,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	10180215	40,000,000.00	40,000,000.00	186,400,000.00	01/29/25	16,725,398.84	1.14000	03/31/20	08/05/22	I/O
11	10180217	35,863,276.94	35,863,276.94	94,800,000.00	06/01/17	3,633,674.85	0.88000	09/30/23	08/09/27	I/O
Totals		75,863,276.94	75,863,276.94	281,200,000.00		20,359,073.69

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	10180215	LO	IL	04/24/20	7
"	5/12/2025

Lender was the successful bidder at foreclosure sale on 7/12/2022. Final deed recorded on 10/27/22. Hotel is managed by Marriott. As of 4/30/25, Special Servicer continues to optimize property operations and projects disposition in Q4 2 025.
"

11	10180217	OF	NJ	12/18/23	13
"	5/12/2025

Loan recently transferred to Special Servicing and Special Servicer reaching out to Borrower. Pre-negotiation letter has been signed and Lender has been in touch with Borrower. Special Servicer has received approval to appoint a receiver to the Property and counsel has prepared the draft pleadings. Borrower has indicated recent leasing interest. Special Servicer will dual track appointment of a receiver and the Borrower's leasing efforts at the Property.

"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
5	10178526	1	0.00	5.48000%	0.00	5.48000%	10	06/04/20	06/04/20	06/04/20
9	10180215	1	40,000,000.00	4.04410%	40,000,000.00 4.04410%		10	05/12/20	05/12/20	05/12/20
18	10180222	1	0.00	5.68000%	0.00	5.68000%	10	04/06/20	04/06/20	04/06/20
22	10167894	1	0.00	4.18530%	0.00	4.18530%	8	05/06/19	--	05/06/19
Totals			40,000,000.00		40,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	10173380 04/18/22	19,042,309.76	25,700,000.00	29,266,975.13	5,030,629.71	28,695,475.15	23,664,845.44	0.00	0.00	0.00	0.00	0.00%
23	10180225 07/15/22	10,093,380.32	67,500,000.00	10,465,906.77	372,526.45	10,465,906.77	10,093,380.32	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		29,135,690.08	93,200,000.00	39,732,881.90	5,403,156.16	39,161,381.92	33,758,225.76	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	10173380	04/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	10180225	07/15/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	39.78	0.00	0.00	0.00
7	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	165.05	0.00	0.00	0.00
9	0.00	0.00	8,333.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	7,471.52	0.00	0.00	0.00	0.00	0.00	3,617.36	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	1,203.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	29.73	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	775.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	715.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	15,804.85	0.00	2,693.65	0.00	0.00	0.00	3,851.92	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		22,350.42

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Supplemental Notes
Risk Retention

Pursuant to the TSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the CSAIL 2017-CX9 Commercial Mortgage Trust

transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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